Description of Plan - Forfeited Accounts (Details) - Colony Bankcorp, Inc. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan Termination
Forfeited nonvested accounts	$ 5	$ 12,425
Amount of contributions reduced for forfeited nonvested accounts	38,045
Amount of reduction from administration expense for forfeited nonvested accounts	$ 28,010